RISK MANAGEMENT - Structural interest rate risk - Interest bearing liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 278,063,105	$ 274,729,544
Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	276,076,824	273,695,952
Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	41,387,918	46,604,439
Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	47,507,532	30,904,081
Floating interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	14,898,194	19,767,784
Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	169,204,465	168,663,377
Fixed interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	26,833,080	35,619,091
Non-interest [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	17,633,553	18,741,619
Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	276,076,824	273,695,952
Customer deposits [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	207,405,238	200,872,177
Customer deposits [member] | Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	207,405,238	200,872,177
Checking accounts [member] | Financial liabilities at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	23,598,235	24,579,536
Checking accounts [member] | Financial liabilities at amortised cost, category [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	392,631	642,651
Checking accounts [member] | Financial liabilities at amortised cost, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	5,991,973	5,421,425
Checking accounts [member] | Financial liabilities at amortised cost, category [member] | Non-interest [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	17,213,631	18,515,460
Time deposits [member] | Financial liabilities at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	95,105,917	96,329,827
Time deposits [member] | Financial liabilities at amortised cost, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	18,135,176	15,386,537
Time deposits [member] | Financial liabilities at amortised cost, category [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	23,127,676	11,243,745
Time deposits [member] | Financial liabilities at amortised cost, category [member] | Floating interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	5,740,557	4,210,357
Time deposits [member] | Financial liabilities at amortised cost, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	54,048,625	67,994,677
Time deposits [member] | Financial liabilities at amortised cost, category [member] | Fixed interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	12,189,059	12,881,048
Saving deposits [member] | Financial liabilities at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	88,238,541	79,614,904
Saving deposits [member] | Financial liabilities at amortised cost, category [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	11,243,338	9,509,067
Saving deposits [member] | Financial liabilities at amortised cost, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	76,995,203	70,105,837
Other deposits [member] | Financial liabilities at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	462,545	347,910
Other deposits [member] | Financial liabilities at amortised cost, category [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	13,082	11,728
Other deposits [member] | Financial liabilities at amortised cost, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	29,541	110,023
Other deposits [member] | Financial liabilities at amortised cost, category [member] | Non-interest [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	419,922	226,159
Financial obligations [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	68,671,586	72,823,775
Financial obligations [member] | Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	68,671,586	72,823,775
Interbank and overnight funds [member] | Financial liabilities at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	22,655,425	18,509,769
Interbank and overnight funds [member] | Financial liabilities at amortised cost, category [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	255,945	336,770
Interbank and overnight funds [member] | Financial liabilities at amortised cost, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	22,399,480	18,172,999
Borrowing from banks and other [member] | Financial liabilities at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	24,559,175	28,098,159
Borrowing from banks and other [member] | Financial liabilities at amortised cost, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	8,227,372	10,301,603
Borrowing from banks and other [member] | Financial liabilities at amortised cost, category [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	10,323,838	8,349,490
Borrowing from banks and other [member] | Financial liabilities at amortised cost, category [member] | Floating interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3,518,694	8,188,874
Borrowing from banks and other [member] | Financial liabilities at amortised cost, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	5,459,051	5,952,723
Borrowing from banks and other [member] | Financial liabilities at amortised cost, category [member] | Fixed interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	5,257,592	5,607,072
IFRS Long-term Debt [Member] | Financial liabilities at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	21,456,986	26,215,847
IFRS Long-term Debt [Member] | Financial liabilities at amortised cost, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	15,025,370	20,916,299
IFRS Long-term Debt [Member] | Financial liabilities at amortised cost, category [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,151,022	810,630
IFRS Long-term Debt [Member] | Financial liabilities at amortised cost, category [member] | Floating interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	5,638,943	7,368,553
IFRS Long-term Debt [Member] | Financial liabilities at amortised cost, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	4,280,592	905,693
IFRS Long-term Debt [Member] | Financial liabilities at amortised cost, category [member] | Fixed interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 9,386,429	$ 17,130,971